LEASES Q (Tables)	9 Months Ended
Sep. 30, 2025
Leases [Abstract]
Deferred Lease Revenue Is Recognized	Deferred lease revenue is recognized as income on a straight-line basis over the term of the lease agreement.

(in thousands)	Nine Months Ended September 30, 2025
Beginning balance	$—
Lease billings in advance of performance obligation	133,333
Revenue recognized during the period	—
Ending Balance	$133,333

Schedule of Supplemental Cash Flow Information
Supplemental disclosures for the Company’s condensed consolidated interim statements of cash flows:

(in thousands)	Nine Months Ended September 30, 2025	Nine Months Ended September 30, 2024
Net cash provided by / (used in) operating activities
Cash paid in the measurement of operating lease liabilities	$4,197	$4,457

Schedule of Lease Assets And Liabilities
Supplemental statement of financial position and other disclosures related to operating lease right-of-use assets:

(in thousands, except lease term and discount rate)	September 30, 2025	December 31, 2024
Operating lease right-of-use assets	$9,222	$8,223
Operating lease liabilities	11,308	10,229
Weighted average remaining lease term	3.2 years	3.6 years
Weighted average discount rate(1)	10%	10%
__________________
(1)The weighted average discount rate represents the Company’s incremental borrowing rate.
Schedule of Future Minimum Lease Payments
The following table represents future minimum lease payments of the Company’s operating lease liabilities as of September 30, 2025:

(in thousands)	Lease liability
Year ending December 31,
2025	$1,428
2026	4,613
2027	4,111
2028	3,522
2029	429
Total future minimum lease payments	14,103
Less: Interest	2,795
Total lease liability	$11,308